Related parties and other major shareholders (Tables)	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Schedule of outstanding balances with related parties

Outstanding balances with AstraZeneca as of June 30, 2026 and December 31, 2025 were as follows:

$ in thousands	AstraZeneca
	As of December 31, 2025	As of June 30, 2026
ASSETS
Total non-current assets	-	-
Trade receivables	12,786	4,152
Total current assets	12,786	4,152
TOTAL ASSETS	12,786	4,152
LIABILITIES
Total non-current liabilities	-	-
Deferred income and contract liabilities	96,766	90,580
Total current liabilities	96,766	90,580
TOTAL LIABILITIES	96,766	90,580

Schedule of outstanding balances with other major shareholders

Outstanding balances with Bpifrance were as follows:

$ in thousands	Bpifrance
	As of December 31, 2025	As of June 30, 2026
ASSETS
Total non-current assets	-	-
Total current assets	-	-
TOTAL ASSETS	-	-
LIABILITIES	-
Non-current financial liabilities	4,042	4,222
Total non-current liabilities	4,042	4,222
Current financial liabilities	7,555	6,467
Total current liabilities	7,555	6,467
TOTAL LIABILITIES	11,597	10,690